Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Income Statement [Abstract]
General and administrative expenses	$ 8,000	$ 3,063,934	$ 77,571	$ 3,347,464
Administrative expenses - related party		30,000	12,666	90,000
Franchise tax expense		50,000	83,835	152,017
Loss from operations	(8,000)	(3,143,934)	(174,072)	(3,589,481)
Gain on investments, dividends and interest, held in the Trust Account		4,367	238,705	1,004,649
Loss before income tax expense	(8,000)	(3,139,567)	64,633	(2,584,832)
Income tax expense			32,523	189,060
Net loss	$ (8,000)	$ (3,139,567)	$ 32,110	$ (2,773,892)
Weighted average number of shares outstanding of Class A common stock (in Shares)		17,250,000	17,250,000	17,250,000
Basic and diluted net income (loss) per share, Class A (in Shares)		0.00	0.01	0.04
Weighted average number of shares outstanding of Class B common stock (in Shares)	3,750,000	4,312,500	4,312,500	4,312,500
Basic and diluted net loss per share, Class B (in Dollars per share)	$ 0.00	$ (0.72)	$ (0.02)	$ (0.80)